Accounts Payable and Accrued Liabilities (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Less:
Foreign currency translation adjustment		$ 4
Deferred Royalty Liability [Member]
Disclosure of net defined benefit liability (asset) [line items]
Balance, December 31, 2016 and 2015	$ 171	0
Add:
Obligation for advance royalty payments		183
Interest	30	23
Less:
Advance royalty payment	(35)	(35)
Foreign currency translation adjustment	(1)
Balance, December 31, 2017	$ 165	$ 171